Intangibles - Movements in maintenance rights (Details) - Maintenance Rights - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 2,540,286	$ 3,292,007
EOL and MR contract maintenance rights expense	(140,686)	(166,512)
MR contract maintenance rights write-off offset by maintenance liability release	(16,594)	(242,142)
EOL contract maintenance rights write-off due to cash received	(57,541)	(65,506)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(70,505)	(2,333)
Maintenance rights at end of period	$ 2,254,960	$ 2,815,514